Loans and Leases - Schedule of Aging of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable
Accruing	$ 59,460	$ 68,617
Non-accrual Loans	137,184	145,388
Acquired Impaired Loans	169,725	238,127	$ 302,780
Total Loans	22,519,815	20,078,181
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	125,706	194,201	282,001
Total Loans	15,125,322	14,073,297
Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	1,054	727
Non-accrual Loans	1,094	2,635
Total Loans	1,196,366	1,240,396
Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	7,167	2,364
Non-accrual Loans	10,260	24,457
Total Loans	2,395,822	2,375,321
Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	7,833	9,378
Non-accrual Loans	15,898	6,811
Total Loans	5,796,117	5,322,513
Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	7,012	11,660
Non-accrual Loans	57,860	77,823
Total Loans	5,737,017	5,135,067
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	6,579	6,749	4,312
Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Current	4,290,152	2,962,043
Accruing	17,406	23,536
Non-accrual Loans	30,396	17,387
Total Loans	4,359,156	3,056,352
Consumer and Other Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	37,440	37,177	$ 16,467
Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Current	2,258,659	2,250,205
Accruing	12,692	14,640
Non-accrual Loans	18,830	12,365
Total Loans	2,304,694	2,292,275
Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Current	721,231	645,498
Accruing	6,296	6,312
Non-accrual Loans	2,846	3,910
Total Loans	730,643	656,257
Current or Less Than 30 days past due
Accounts, Notes, Loans and Financing Receivable
Current	21,959,758	19,382,621
Current or Less Than 30 days past due | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Current	1,167,795	1,197,766
Current or Less Than 30 days past due | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Current	2,305,743	2,243,923
Current or Less Than 30 days past due | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Current	5,703,131	5,220,648
Current or Less Than 30 days past due | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Current	5,645,304	5,014,438
Current or Less Than 30 days past due | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Current	4,218,146	2,877,048
Current or Less Than 30 days past due | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Current	2,200,517	2,186,554
Current or Less Than 30 days past due | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Current	719,122	642,244
30-59 days
Accounts, Notes, Loans and Financing Receivable
Accruing	38,579	36,818
30-59 days | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	1,054	269
30-59 days | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	7,167	1,631
30-59 days | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	7,473	2,086
30-59 days | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	5,139	5,788
30-59 days | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	2,768	10,083
30-59 days | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	10,283	11,675
30-59 days | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	4,695	5,286
60-89 days
Accounts, Notes, Loans and Financing Receivable
Accruing	18,753	24,899
60-89 days | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
60-89 days | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	0	659
60-89 days | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	360	6,405
60-89 days | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	1,320	5,726
60-89 days | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	13,063	8,136
60-89 days | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	2,409	2,947
60-89 days | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	1,601	1,026
Greater than 90 days
Accounts, Notes, Loans and Financing Receivable
Accruing	2,128	6,900
Greater than 90 days | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Accruing	0	458
Greater than 90 days | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	0	74
Greater than 90 days | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Accruing	0	887
Greater than 90 days | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Accruing	553	146
Greater than 90 days | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Accruing	1,575	5,317
Greater than 90 days | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Accruing	0	18
Greater than 90 days | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Accruing	0	0
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	363,413	481,555
Acquired Loans | Commercial Loans | Commercial real estate - Construction
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	26,423	39,268
Acquired Loans | Commercial Loans | Commercial real estate - owner-occupied
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	72,652	104,577
Acquired Loans | Commercial Loans | Commercial real estate - non-owner-occupied
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	69,255	85,676
Acquired Loans | Commercial Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	26,841	31,146
Acquired Loans | Residential Mortgage | Residential mortgage
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	93,208	138,381
Acquired Loans | Consumer and Other Loans | Consumer - Home equity
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	72,655	78,716
Acquired Loans | Consumer and Other Loans | Consumer - Other
Accounts, Notes, Loans and Financing Receivable
Acquired Impaired Loans	$ 2,379	$ 3,791